Retirement Benefits	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Retirement Benefits
23	RETIREMENT BENEFITS

Defined Benefit Plans

SMBC and some of the Company’s other subsidiaries have various defined benefit plans such as defined benefit pension plans and lump-sum severance indemnity plans, which define the amount of benefits that an employee will receive on or after retirement, usually based on one or more factors, such as age, years of service, compensation, classes and earned points based on service.

SMBC’s defined benefit plans account for the vast majority of the defined benefit obligations and plan assets in the SMBC Group. SMBC has a corporate defined benefit pension plan and a lump-sum severance indemnity plan.

Defined benefit pension plans

SMBC’s corporate defined benefit pension plan is a funded defined benefit pension plan, which is regulated by the Corporate Defined Benefit Pension Plan Law, one of the Japanese pension laws. Benefits are paid in exchange for services rendered by employees who worked for more than a specified period considering their years of service and the degree of their contribution to SMBC.

SMBC’s pension fund is a special entity established in accordance with the pension laws, and SMBC has an obligation to make contributions to it. It has a board of directors which consists of an equal number of members elected from both the management and employees of SMBC. These board members have a fiduciary duty to administer and manage the pension fund.

The objective of SMBC’s pension fund is to earn a return over the long term which is sufficient to pay future benefits to participants of the corporate defined benefit pension plan, including pension benefit plans, lump-sum indemnity plans for bereaved families, and other lump sum indemnity plans. To achieve this, SMBC’s pension fund annually sets investment guidelines including asset allocation composed of equities, bonds and other appropriate financial assets according to the funding status. Investment decisions for its assets are made in accordance with these guidelines.

The Corporate Defined Benefit Pension Plan Law requires a pension fund to review the assumptions and remeasure the required contribution at least every fifth fiscal year, in order to ensure that it maintains sufficient assets for future benefit payments. On the other hand, the present value of the defined benefit obligation is calculated annually based on actuarial valuations that are dependent upon a number of assumptions, including discount rates, mortality rates and future salary (benefit) increases, in accordance with IAS 19 “Employee Benefits.” Other types of defined benefit pension plans operated by the SMBC Group are generally established and operated in the same manner as described above.

Lump-sum severance indemnity plans

SMBC and some of the Company’s other subsidiaries have lump-sum severance indemnity plans under which their employees are provided with lump-sum cash payments upon leaving the company. While funding of these plans is not required under Japanese pension laws, some of these plans are funded with assets held by retirement benefit trusts.

SMBC and a number of the Company’s other subsidiaries in Japan established retirement benefit trusts and contributed some of their marketable securities to these trusts in order to isolate these assets for retirement benefits by entering into contracts with trust banks. Retirement benefit trusts are voluntary funds that are used either to contribute assets to the pension funds or to directly settle retirement benefits. Among the SMBC Group, retirement benefit trusts are set up for the defined benefit pension plans, as well as for the lump-sum severance indemnity plans.

The assets belonging to the retirement benefit trusts are available to be used only to pay or fund retirement benefits, and practically held by an entity that is legally separated from the SMBC Group. Therefore, they are not available to the SMBC Group’s creditors even in bankruptcy and cannot be returned to the SMBC Group, unless either the remaining assets are sufficient to meet all the related obligations or the entities (funds) reimburse to the SMBC Group the retirement benefits which are already paid by the SMBC Group. Therefore, these assets are accounted for as plan assets.

The following tables provide detailed information for the defined benefit plans.

The amounts of the retirement benefit liabilities and the retirement benefit assets recognized in the consolidated statement of financial position at March 31, 2018 and 2017 were determined as follows:

	At March 31,
	2018	2017
	(In millions)
Present value of unfunded obligations	¥(30,082)	¥(52,494)
Present value of funded obligations	(1,143,589)	(1,187,290)
Fair value of plan assets	1,453,238	1,432,556

Net retirement benefit assets (liabilities)	¥279,567	¥192,772

Of which retirement benefit liabilities included in “Other liabilities”	¥(36,888)	¥(64,972)
Of which retirement benefit assets included in “Other assets”	¥316,455	¥257,744

The movements in the defined benefit obligations for the fiscal years ended March 31, 2018 and 2017 were as follows:

	For the fiscal year ended March 31,
	2018	2017
	(In millions)
At beginning of period	¥1,239,784	¥1,177,090
Current service cost	40,387	40,030
Interest cost	8,637	6,970
Actuarial losses—demographic assumptions	15,485	77,112 (1)
Actuarial losses (gains)—financial assumptions	5,896	(17,385)
Actuarial losses—experience	2,519	3,980
Benefits paid	(44,433)	(42,387)
Lump-sum payments	(24,109)	(11,365)
Past service cost	(44)	(3)
Acquisition of subsidiaries and businesses	—	7,096
Settlements	—	(621)
Others(2)	(70,451)	(733)

At end of period	¥1,173,671	¥1,239,784

(1)	Includes an increase due to the assumption refinement of estimate on mortality rates.
(2)	Others mainly include the exclusion of the defined benefit obligations related to KUBC and The Minato Bank, both of which had been the Company’s subsidiaries but became its equity-method associates, and the exclusion of the defined benefit obligations related to SMFL which were reclassified as assets held for sale during the fiscal year ended March 31, 2018.

The movements in the fair value of plan assets for the fiscal years ended March 31, 2018 and 2017 were as follows:

	For the fiscal year ended March 31,
	2018	2017
	(In millions)
At beginning of period	¥1,432,556	¥1,354,202
Interest income	10,090	8,123
Return on plan assets excluding interest income	97,433	71,841
Contributions by employer	19,208	44,535
Benefits paid	(44,433)	(42,387)
Settlements	—	(696)
Others(1)	(61,616)	(3,062)

At end of period	¥1,453,238	¥1,432,556

(1)	Others mainly include the exclusion of the fair value of plan assets related to KUBC and The Minato Bank, both of which had been the Company’s subsidiaries but became its equity-method associates, and the exclusion of the fair value of plan assets related to SMFL which were reclassified as assets held for sale during the fiscal year ended March 31, 2018.

The amounts recognized in “General and administrative expenses” in the consolidated income statement for the fiscal years ended March 31, 2018, 2017 and 2016 were as follows:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Current service cost	¥40,387	¥40,030	¥35,032
Net interest cost	(1,453)	(1,153)	(3,553)
Past service cost	(44)	(3)	(32)

Total	¥38,890	¥38,874	¥31,447

The plan assets at March 31, 2018 and 2017 were composed as follows:

	At March 31,
	2018			2017
	Quoted in active markets	Other	Total	Quoted in active markets	Other	Total
	(In millions)
Plan assets retained in the pension funds:
Equity instruments	¥286,542	¥148,439	¥434,981	¥269,706	¥135,884	¥405,590
Debt instruments	36,290	205,320	241,610	107,075	224,509	331,584
General account of life insurance companies	356	45,089	45,445	758	66,892	67,650
Other investments and short-term assets	45,252	170,476	215,728	21,970	105,490	127,460
Plan assets retained in the retirement benefit trusts:
Japanese equity instruments	468,319	1,542	469,861	456,747	1,400	458,147
Other short-term assets	36,340	9,273	45,613	32,276	9,849	42,125

Total	¥873,099	¥580,139	¥1,453,238	¥888,532	¥544,024	¥1,432,556

The assets in the pension funds included common stocks issued by the SMBC Group at March 31, 2018 and 2017. The amounts of these stocks were not significant.

The assets in retirement benefit trusts were primarily composed of Japanese equity instruments. Most of the plan assets held by the SMBC Group are invested in Japanese equity and debt instruments. Accordingly, the SMBC Group may be exposed to market risk arising from the domestic markets.

The SMBC Group retained the voting rights of some of these equity instruments with fair values of ¥457,217 million and ¥418,221 million (31.5% and 29.2% of the total fair values of plan assets) at March 31, 2018 and 2017, respectively.

The principal actuarial assumptions used at March 31, 2018, 2017 and 2016 were as follows:

	At March 31,
	2018	2017	2016
Discount rates	0.7%	0.7%	0.6%

Discount rates are weighted on the basis of the defined benefit obligations.

The assumptions for future mortality are based on the official mortality table generally used for actuarial assumptions in Japan. Under the mortality table, used at March 31, 2018, 2017 and 2016, the current average remaining life expectancy of an individual retiring at age 60 was 23 years for males and 28 years for females.

The sensitivity analyses of the effect of changes in key assumptions on the defined benefit obligations at March 31, 2018 and 2017 were as follows:

	At March 31,
	2018	2017
	Increase/(decrease)	Increase/(decrease)
	(In millions)
Discount rates:
Increase by 50 bps	¥(73,146)	¥(71,373)
Decrease by 50 bps	83,014	80,864
Average life expectancy at age 60:
Increase of one year	¥38,291	¥37,166

Each increase and decrease in the table above assumes that only one assumption is changed, with all other assumptions remaining unchanged. In practice, however, changes in multiple assumptions may occur in a mutually interrelated manner.

The weighted average durations of defined benefit plans for the fiscal years ended March 31, 2018, 2017 and 2016 were as follows:

	At March 31,
	2018	2017	2016
	(Years)
Lump-sum severance indemnity plans	12.8	12.9	12.8
Defined benefit pension plans	18.9	18.2	17.6

Funding Policy for Plan Assets

The pension funds review the funding status of plan assets every year. If any funding deficit is identified, a measure to cover such deficit will be implemented, for example, by increasing the amount of contributions by the employer.

Expected contribution

Expected contributions to the defined benefit plans for the fiscal year ending March 31, 2019 are ¥21,269 million.

Defined Contribution Plans

Some of the Company’s subsidiaries provide defined contribution plans. The amounts recognized as expenses for the defined contribution plans were ¥10,769 million, ¥9,621 million and ¥7,258 million for the fiscal years ended March 31, 2018, 2017 and 2016, respectively, which were included in “General and administrative expenses” in the consolidated income statement.

Employees’ Pension Insurance Plan

In Japan, the Government of Japan operates the Employees’ Pension Insurance Plan which covers most of the private entities’ employees. The amounts of contributions charged to expense for the Employees’ Pension Insurance Plan were ¥42,694 million, ¥43,650 million and ¥40,173 million for the fiscal years ended March 31, 2018, 2017 and 2016, respectively, which were included in “General and administrative expenses” in the consolidated income statement.